Earnings per share - Result attributable to ordinary shares (Details) - USD ($)				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Earnings per share [abstract]
Result for the period (in USD)				$ 473,237,286	$ 112,230,267		$ (110,069,928)
Weighted average number of ordinary shares (in shares)	215,078,497	218,786,812	158,166,534	210,193,707	216,029,171	[1]	191,994,398	[1]
Basic earnings per share (in dollars per share)				$ 2.25	$ 0.52	[1]	$ (0.57)	[1]

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.